Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Compensation and related benefits	$ 262	$ 338	$ 1,306	$ 956
Professional and legal fees	14	26	71	468
Acquisition transaction costs	7
Totals	$ 283	$ 364	$ 1,377	$ 1,424